OTHER ACCOUNTS RECEIVABLE, NET - Other accounts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other accounts receivables [abstract]
Debtors	$ 1,921,640	$ 2,135,285
Accounts receivable for goods and services sales in Non-financial sector companies	1,908,758	1,893,203
Credit card compensations and network compensation	504,715	1,101,495
Government	741,217	875,473
Payment in advance	836,799	871,648
Conditional contributions	653,347	684,801
Taxes	55,376	51,592
Others	1,154,589	1,437,532
Gross balance of other accounts receivable	7,776,441	9,051,029
Loss allowance	(384,237)	(352,868)
Other accounts receivable, net	$ 7,392,204	$ 8,698,161